Condensed Consolidated Statements of Cash Flows - USD ($)	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss		$ (72,227,000)	$ (76,774,000)	$ (94,718,000)	$ (79,550,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		1,929,000	1,712,000	2,316,000	1,494,000
Change in fair value of warrants and SAFE liabilities		12,562,000	24,379,000	24,471,000	12,488,000
Write-down of inventories		4,393,000	64,000	1,378,000	3,486,000
Loss on disposal of property and equipment		30,000	37,000	37,000	188,000
Loss on extinguishment of debt		866,000	6,124,000	6,124,000	0
Share-based compensation		4,710,000	1,856,000	2,702,000	2,062,000
Loss on write off of property and equipment		359,000		0	0
Changes in operating assets and liabilities
Accounts receivable		723,000	(74,000)	805,000	(364,000)
Inventories		(3,206,000)	(1,880,000)	(2,454,000)	(6,054,000)
Other current assets		(3,571,000)	(1,072,000)	179,000	(874,000)
Other long-term assets		544,000	(13,000)	(2,000)	(887,000)
Accounts payable		2,462,000	(1,154,000)	(431,000)	454,000
Accrued liabilities		2,606,000	1,383,000	(550,000)	(820,000)
Other current liabilities		279,000	142,000	102,000	36,000
Other long-term liabilities		(190,000)	(127,000)	(160,000)	1,252,000
Net cash provided by/(used in) operating activities		(47,731,000)	(45,398,000)	(60,201,000)	(67,089,000)
Cash flows from investing activities:
Purchase of marketable securities		(123,403,000)		(6,908,000)	0
Proceeds from maturities of marketable securities		8,465,000
Proceeds from sale of marketable securities		4,448,000		249,000
Purchase of property and equipment		(1,981,000)	(1,122,000)	(1,487,000)	(4,388,000)
Proceeds from disposal of property and equipment		18,000	368,000	368,000	0
Net cash used in investing activities		(112,453,000)	(754,000)	(7,778,000)	(4,388,000)
Cash flows from financing activities:
Settlement of SAFE notes			(5,609,000)	(5,609,000)	0
Principal payments on financing obligations		(11,206,000)	(6,968,000)	(9,540,000)	(4,556,000)
Proceeds from the issuance of debt		31,910,000		0	5,940,000
Proceeds from issuance of SAFE notes			37,377,000	37,377,000	66,468,000
Principal payments on capital leases		(159,000)	(64,000)	(118,000)	(15,000)
Proceeds from issuance of Convertible Preferred stock				68,666,000	0
Proceeds from issuance of restricted common stock			61,000	61,000	84,000
Financing costs paid for debt		(361,000)	(5,367,000)	(5,367,000)	0
Issuance cost paid for Series X Preferred stock		(5,662,000)
Payment made for merger related expense		(707,000)
Repurchase of Common Stock		(11,000)	(11,000)	(13,000)	(2,000)
Proceeds from sale of Private Placement Warrants to Sponsor				46,000,000
Net cash provided by financing activities		183,804,000	88,085,000	85,457,000	67,919,000
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents		23,620,000	41,933,000	17,478,000	(3,558,000)
Beginning cash and cash equivalents and restricted cash and cash equivalents		27,305,000	9,827,000	9,827,000	13,385,000
Ending cash and cash equivalents and restricted cash and cash equivalents	$ 9,827,000	50,925,000	51,760,000	27,305,000	9,827,000
Supplemental disclosures of cash flow information:
Cash paid for interest		2,013,000	1,652,000	2,018,000	2,220,000
Cash paid for income taxes				0	1,000
Noncash Investing and Financing Items [Abstract]
Conversion of Bridge Note to Series A Convertible Preferred stock			7,719,000	7,719,000	0
Conversion of SAFE notes into common stock			4,925,000	4,925,000	0
Conversion of SAFE notes into Series A Convertible Preferred stock			173,726,000	173,726,000	0
Assets acquired on capital leases		43,000	430,000	397,000	79,000
Purchases of property and equipment recorded in accounts payable and accrued liabilities		313,000	79,000	150,000	249,000
Merger related expense recorded in accounts payable and accrued liabilities		3,669,000
Issuance cost for Series X preferred stock recorded in accounts payable		227,000
Gores Metropoulos, Inc.
Cash flows from operating activities:
Net loss	(21,985)	(3,378,457)	4,261,643	5,445,176
Changes in operating assets and liabilities
Accrued liabilities	335,418	2,882,693	(294,056)	(282,215)
Changes in state franchise tax accrual	1,431	(170,000)	148,569	198,569
Changes in prepaid assets and deferred costs		76,939	(193,429)	(136,399)
Changes in deferred offering costs	(437,375)		437,375	437,375
Changes in current income tax and interest payable		(969,658)	497,951	1,102,662
Changes in deferred income tax		2,353	293,594	(2,353)
Net cash provided by/(used in) operating activities	(122,511)	(1,556,130)	5,151,647	6,762,815
Cash flows from investing activities:
Cash deposited in Trust Account			(400,000,000)	(400,000,000)
Interest reinvested in Trust Account		709,764	(4,738,939)	(6,434,959)
Net cash used in investing activities		709,764	(404,738,939)	(406,434,959)
Cash flows from financing activities:
Proceeds from notes and advances payable - related party	150,000
Proceeds from sale of Class F common stock to Sponsor	25,000
Proceeds from sale of Units in initial public offering		400,000,000	400,000,000	400,000,000
Proceeds from sale of Private Placement Warrants to Sponsor			10,000,000	10,000,000
Repayment of notes and advances payable – related party			(150,000)	(150,000)
Payment of underwriters' discounts and commissions			(8,000,000)	(8,000,000)
Payment of accrued offering costs			(865,105)	(865,105)
Net cash provided by financing activities	175,000		400,984,895	400,984,895
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	52,489	(846,366)	1,397,603	1,312,751
Beginning cash and cash equivalents and restricted cash and cash equivalents		1,365,240	52,489	52,489
Ending cash and cash equivalents and restricted cash and cash equivalents	$ 52,489	518,874	1,450,092	1,365,240	$ 52,489
Supplemental disclosures of cash flow information:
Deferred Underwriting Compensation			14,000,000	14,000,000
Cash paid for income taxes		1,459,136	342,729
Cash paid for income and state franchise taxes				342,729
Series A Redeemable Convertible Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Convertible Preferred stock			$ 68,666,000
Series X Redeemable Convertible Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Convertible Preferred stock		$ 170,000,000		$ 170,000,000